Consolidated Condensed Statements of Comprehensive Income/(Loss) (Unaudited) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue from products	$ 4,524,962	$ 5,777,751
Operating costs and expenses
Cost of goods sold	2,385,931	3,672,057
Gross profit	2,139,031	2,105,694
Other operating costs and expenses
Product support	92,186	80,007
Depreciation and amortization	2,649,671	2,176,751
Impairment of intangible assets	11,014,785	0
Research and development	12,291,750	9,281,928
Selling, general and administrative	10,984,316	5,605,092
Total other operating costs and expenses	37,032,708	17,143,778
Loss from operations	(34,893,677)	(15,038,084)
Other income/(expense)
Interest income	381,597	49,947
Interest expense	(18,151)	0
Financing costs	(199,370)	(121,910)
Research and development tax incentive income	4,757,741	3,897,543
Exchange gain/(loss)	(115,515)	274,857
Other income	181,986	430,712
Total other income	4,988,288	4,531,149
Net loss before tax	(29,905,389)	(10,506,935)
Income tax benefit/(expense)	3,050,837	0
Net loss	$ (26,854,552)	$ (10,506,935)
Loss per share
Net loss per share - basic and diluted (in AUD per Share)	$ (0.14)	$ (0.06)
Average weighted number of shares - basic and diluted (in shares)	198,724,910	177,714,201
Other comprehensive gain/(loss), net of tax:
Foreign currency translation reserve	$ 31,574	$ (30,217)
Other comprehensive loss	31,574	(30,217)
Comprehensive loss	(26,822,978)	(10,537,152)
Product [Member]
Revenue
Revenue from products	3,379,402	3,815,397
Operating costs and expenses
Cost of goods sold	1,386,889	2,367,084
Service [Member]
Revenue
Revenue from products	1,145,560	1,962,354
Operating costs and expenses
Cost of goods sold	$ 999,042	$ 1,304,973